SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration risk
Net revenues	$ 670,019	$ 359,031	$ 218,989
Maximum
Concentration risk
Maturity period of term deposits	1 year
Net revenues | Customers | Client A
Concentration risk
Net revenues	69,530	29,772	17,826
Percentage of concentration risk	10.00%	8.00%	8.00%
Net revenues | Customers | Client B
Concentration risk
Net revenues	$ 38,512	$ 26,582	$ 23,928
Percentage of concentration risk	6.00%	7.00%	11.00%
Accounts receivable | Credit concentration | Client C
Concentration risk
Percentage of concentration risk	18.00%	31.00%